Property and Equipment - Schedule of Property and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	$ 1,119,767	د.إ 4,111,784		د.إ 3,452,092
Property and equipment at ending	1,930,564	7,089,030	$ 1,119,767	4,111,784	د.إ 3,452,092
Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	23,541	86,442		95,714
Property and equipment at ending	16,773	61,589	23,541	86,442	95,714
Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	73,633	270,381		169,894
Property and equipment at ending	55,156	202,533	73,633	270,381	169,894
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	552,646	2,029,317		1,269,293
Property and equipment at ending	1,420,105	5,214,626	552,646	2,029,317	1,269,293
Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning	469,947	1,725,644		1,917,191
Property and equipment at ending	438,530	1,610,282	469,947	1,725,644	1,917,191
Cost [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		6,719,509		5,010,608	4,620,678
Additions	986,209	3,621,358	465,387	1,708,901	389,930
OfficeDisposals/ transfers
Property and equipment at ending		10,340,867		6,719,509	5,010,608
Property and equipment at beginning (in Dollars) | $	1,829,932		1,364,545
Additions (in Dollars)	986,209	3,621,358	465,387	1,708,901	389,930
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $	2,816,140		1,829,932
Cost [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		319,411		247,552	206,879
Additions		5,600		71,859	40,673
OfficeDisposals/ transfers
Property and equipment at ending		325,011		319,411	247,552
Additions (in Dollars)		5,600		71,859	40,673
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		715,344		484,466	484,466
Additions				230,878
OfficeDisposals/ transfers
Property and equipment at ending		715,344		715,344	484,466
Additions (in Dollars)				230,878
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		3,358,382		1,993,218	1,900,461
Additions		3,615,758		1,365,164	92,757
OfficeDisposals/ transfers
Property and equipment at ending		6,974,140		3,358,382	1,993,218
Additions (in Dollars)		3,615,758		1,365,164	92,757
OfficeDisposals/ transfers (in Dollars)
Cost [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		2,326,372		2,285,372	2,028,872
Additions				41,000	256,500
OfficeDisposals/ transfers
Property and equipment at ending		2,326,372		2,326,372	2,285,372
Additions (in Dollars)				41,000	256,500
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		2,607,725		1,558,516	831,335
Additions			285,732	1,049,209	727,181
OfficeDisposals/ transfers
Property and equipment at ending				2,607,725	1,558,516
Property and equipment at beginning (in Dollars) | $	$ 710,165		424,432
Additions (in Dollars)			285,732	1,049,209	727,181
OfficeDisposals/ transfers (in Dollars)
Property and equipment at ending (in Dollars) | $			$ 710,165
Depreciation [Member] | Office furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		232,969		151,838	102,880
Additions				81,131	48,958
OfficeDisposals/ transfers
Property and equipment at ending				232,969	151,838
Additions (in Dollars)				81,131	48,958
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		444,963		314,572	234,969
Additions				130,391	79,603
OfficeDisposals/ transfers
Property and equipment at ending				444,963	314,572
Additions (in Dollars)				130,391	79,603
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		1,329,065		723,925	343,203
Additions				605,140	380,722
OfficeDisposals/ transfers
Property and equipment at ending				1,329,065	723,925
Additions (in Dollars)				605,140	380,722
OfficeDisposals/ transfers (in Dollars)
Depreciation [Member] | Fit out and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment at beginning		د.إ 600,728		368,181	150,283
Additions				232,547	217,898
OfficeDisposals/ transfers
Property and equipment at ending				600,728	368,181
Additions (in Dollars)				232,547	217,898
OfficeDisposals/ transfers (in Dollars)